Estimated Useful Lives of Other Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2013
Patents
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	7 years
Customer Relationships | Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	14 years
Customer Relationships | Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	15 years
Trademarks and Other Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	10 years